Finance Cost and Income - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 06, 2010
Disclosure of finance income expense [line items]
Incease in finance costs before exceptional items and remeasurements	$ 994,000,000
Share based payment of net (loss) gain	1,774,000,000	$ 291,000,000	$ 384,000,000
Borrowing costs capitalised				6.375%
Derivative adjustment of deferred share instrument issued	873,000,000	146,000,000	304,000,000
Derivative adjustment of finance cost	9,168,000,000	6,885,000,000	9,382,000,000
Premium paid on early termination of bonds	211,000,000
Foreign exchange translation losses on intragroup loans	49,000,000	261,000,000
Accelerated accretion related cost expenses		100,000,000	306,000,000
Mark-to-market adjustments	2,693,000,000
Interest income recognized on impaired financial assets	0
Brazilian federal tax regularization program [member]
Disclosure of finance income expense [line items]
Derivative adjustment of finance cost		44,000,000
SAB [member]
Disclosure of finance income expense [line items]
Derivative adjustment of finance cost	$ 849,000,000	$ 142,000,000	$ 127,000,000
Bottom of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	4.00%
Top of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	8.00%